SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Liabilities to banks (Note 17b)	$ 23,607	$ 16,642
Bank Loan Obligations [Member]
Liabilities to banks (Note 17b)	12	1,431
Debt Instrument, Interest Rate Terms	Prime+2
Debt Instrument, Linkage Basis	Unlinked
Short-Term Debt [Member]
Liabilities to banks (Note 17b)	8,502	3,522
Debt Instrument, Interest Rate Terms	Prime+0.1
Current Maturities Of Longterm Loans From Banks [Member]
Liabilities to banks (Note 17b)	$ 15,093	$ 11,689